Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The following table presents the Group’s financial assets and liabilities that are measured at fair value in accordance with IFRS 13 classification hierarchy:

	2020				2019

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

Assets at fair value

Investment held at fair value (note 14)	171	–	93	264	78	–	57	135

Derivatives relating to

– interest rate swaps (note 15)	–	65	–	65	–	180	–	180

– cross-currency swaps (note 15)	–	444	–	444	–	305	–	305

– forward foreign currency contracts (note 15)	–	288	–	288	–	280	–	280

Assets at fair value	171	797	93	1,061	78	765	57	900

Liabilities at fair value

Derivatives relating to

– interest rate swaps (note 15)	–	53	–	53	–	255	–	255

– cross-currency swaps (note 15)	–	–	–	–	–	84	–	84

– forward foreign currency contracts (note 15)	–	266	–	266	–	129	–	129

Liabilities at fair value	–	319	–	319	–	468	–	468

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements

The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group’s rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

	2020			2019

	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m

Financial assets

– Derivative financial instruments (note 15)	797	(237)	560	765	(291)	474

Financial liabilities

– Derivative financial instruments (note 15)	(319)	237	(82)	(468)	291	(177)

	478	–	478	297	–	297

*	No financial instruments have been offset in the Group balance sheet.

Schedule of Detailed Information About Hedged Items by Risk Category

The hedged items by risk category are presented below:

2020
		Accumulated amount of fair value hedge adjustments on the hedged	Line item in the	Changes in fair
	Carrying amount of the hedged item	item included in the carrying amount of the hedged item	statement of financial	value used for calculating	Cash flow hedge reserve (gross of tax)
			position where	hedge
			the hedged item is included	ineffectiveness
	£m	£m		£m	£m

Fair value hedges

Interest rate risk

– borrowings (liabilities)	5,356	173	Borrowings	(57)

Cash flow hedges

Interest rate risk

– borrowings (liabilities)	2,816		Borrowings	155	(628)

	2019
		Accumulated amount of fair value hedge adjustments on the hedged	Line item in the	Changes in fair
	Carrying amount of the hedged item	item included in the carrying amount of the hedged item	statement of financial	value used for calculating	Cash flow hedge reserve (gross of tax)
			position where	hedge
			the hedged item is included	ineffectiveness
	£m	£m		£m	£m

Fair value hedges

Interest rate risk

– borrowings (liabilities)	5,136	210	Borrowings	(9)

Cash flow hedges

Interest rate risk

– borrowings (liabilities)	4,013		Borrowings	163	(308)

- derivative financial instruments (assets)*	2		Derivative financial instruments	–	–

- derivative financial instruments (liabilities)*	(49)		Derivative financial instruments	1	(1)

*In 2019, the carrying value reported for derivative financial instruments represents the aggregated exposure as at the balance sheet date. For assets, the gross nominal value amounted to £226 million and for liabilities, the gross nominal value amounted to £932 million.